UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22210
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Partners Group Private Equity, LLC
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(Exact name of registrant as specified in charter)

450 Lexington Ave, 39th Floor
New York, NY 10017
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(Address of principal executive offices) (Zip code)

Brooks Lindberg, CCO
450 Lexington Ave, 39th Floor
New York, NY 10017
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(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 763-4700
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Date of fiscal year end: March 31
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Date of reporting period: June 30, 2011
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please  direct  comments  concerning  the  accuracy of the  information collection  burden  estimate and any  suggestions for reducing the burden to the Secretary,  Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Partners Group Private Equity, LLC

Schedule of Investments - June 30, 2011 (Unaudited)

Partners Group Private Equity, LLC (1)

Investment in Partners Group Private Equity (Master Fund), LLC, at value - 100.27% (Cost $86,572,665)	$120,597,132
Liabilities in excess of other assets - (0.27)%	(323,003)
Net Assets - 100%	$120,274,129

(1)	Invests the majority of its assets in Partners Group Private Equity (Master Fund), LLC
The Schedule of Investments of Partners Group Private Equity (Master Fund), LLC is included below.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Schedule of Investments - June 30, 2011 (Unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL MEMBERS' EQUITY - NET ASSETS
Percentages as a percentage of total investments are as follows:

Private Equity Investments (68.97%) a

Direct Investments * (32.00%)
Direct Equity (15.38%)			Investment type	Geographic Region b	Fair Value
ACP Viking Co-Investment, LLC c			Member interest	North America	$2,300,000
AnaCap Calcium L.P. c			Limited partnership interest	Western Europe	4,017,100
ATX Networks Holdings, LLC c			Member interest	North America	90,000
CD&R Univar Co-Investor, L.P. c			Limited partnership interest	North America	2,407,479
Collins Foods Holding Pty, Ltd. c			Common equity	Asia - Pacific	304,823
CT Holdings (International) Limited c			Common equity	Asia - Pacific	3,599,748
DLJSAP BookCO, LLC c			Member interest	South America	641,759
EQT Marvin Co-Investment, L.P. c			Limited partnership interest	Western Europe	1,014,048
Gemini Global Holdings Investor, LLC c			Common equity	North America	180,000
Gemini Global Holdings Investor, LLC c			Preferred equity	North America	3,429,880
HGI Global Holdings, Inc. c			Common equity	North America	279,042
KKBS Group Holdings, LLC c			Member interest	North America	125,000
KLFS Holdings, L.P. c			Limited partnership interest	North America	1,700,000
Learning Care Group (US) Inc. c			Warrants	North America	53,934
Mauritius (Luxembourg) Investments S.àr.l. c			Common equity	Western Europe	1,581,723
MPH Acquisition Holdings, LLC c			Member interest	North America	2,500,000
Spring Topco, Ltd. c			Common equity	North America	3,500,046
Surgery Center Holdings, Inc. c			Preferred equity	North America	73,089
Swissport II Co-Invest FCPR c			Common equity	Western Europe	3,773,354
Valhalla Co-Invest, L.P. c			Limited partnership interest	Western Europe	4,301,512
					35,872,537

Direct Debt (16.62%)	Interest	Maturity	Investment type	Geographic Region b	Fair Value
AMC Entertainment, Inc.	Libor + 3.25%	12/15/2016	Senior	North America	2,946,614
ATX Networks Corp.	12.00% + 2.00% PIK	5/12/2016	Mezzanine	North America	938,758
Bausch & Lomb, Inc.	Libor + 3.25%	4/26/2015	Senior	North America	2,956,709
Collins Foods Finance Pty Limited	8.00% + 8.00% PIK	12/28/2013	Mezzanine	Asia - Pacific	3,374,848
Global Tel*Link Corporation	Libor + 11.25% (1.75% floor)	5/10/2017	Second lien	North America	4,000,000
HGI Holdings, Inc.	12.50%	10/1/2017	Mezzanine	North America	2,164,167
KKBS Holdings LLC	12.00% + 2.00% PIK	12/17/2016	Mezzanine	North America	1,301,297
Last Mile Funding Corp.	12.00% + 2.50% PIK	6/16/2016	Mezzanine	North America	3,011,875
Learning Care Group (US) Inc.	15.00% PIK (2x redemption preference)	6/30/2016	Mezzanine	North America	671,583
Learning Care Group (US) No. 2, Inc.	12.00%	6/30/2016	Senior	North America	2,143,739
Newcastle Coal Infrastructure Group	BBSY + 6.50% (step-ups to 9.0%)	1/22/2023	Senior	Asia - Pacific	4,351,817
The ServiceMaster Company	Libor + 2.50%	7/24/2014	Senior	North America	2,909,047
Surgery Center Holdings, Inc.	12.00% + 3.00% PIK	6/24/2015	Mezzanine	North America	4,540,536
Svensk Utbildning Intressenter Holding AB	Libor (SEK) + 5.00% + 7.00% PIK (2.00% floor)	6/30/2018	Mezzanine	Western Europe	2,785,089
Triactor Acquico AB	Euribor + 6.00% + 6.00% PIK (2.00% floor)	9/27/2017	Mezzanine	Western Europe	685,290
					38,781,369
Total Direct Investments (32.00%)					$74,653,906

Secondary Investments* (36.57%)				Geographic Region b	Fair Value
3i Europartners Vb, L.P.				Western Europe	$1,199,493
Advent International GPE VI, L.P. c				Western Europe	2,843,524
Apax Europe VII - B, L.P. c				Western Europe	651,176
Apollo Investment Fund IV, L.P. c				North America	22,436
Apollo Investment Fund VI, L.P.				North America	1,232,243
Apollo Investment Fund VII, L.P.				North America	987,564
Apollo Overseas Partners (Delaware) VII, L.P.				North America	390,480
Ares Corporate Opportunities Fund III, L.P.				North America	180,232
Bain Capital Fund X, L.P. c				North America	9,648,125
Bain Capital X Co-Investment Fund, L.P. c				North America	474,911
Baring Asia Private Equity Fund IV, L.P.				Asia - Pacific	649,651

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Schedule of Investments - June 30, 2011 (Unaudited)
(continued)

Blackstone Capital Partners V, L.P.	North America	3,849,969
Blackstone Capital Partners V-S, L.P. c	North America	385,283
Candover 2001 Fund UK No. 2, L.P. c	Western Europe	244,843
Candover 2005 Fund, L.P. c	Western Europe	1,153,060
Carlyle Partners IV, L.P.	North America	3,669,902
Carlyle Partners V, L.P.	North America	4,049,233
Citigroup Venture Capital International Growth Offshore I, L.P.	Asia - Pacific	145,621
Citigroup Venture Capital International Growth Offshore II, L.P.	Asia - Pacific	425,690
Citigroup Venture International Growth Partnership II, L.P.	Asia - Pacific	1,288,996
Clayton, Dubilier & Rice Fund VII L.P. c	North America	3,900,488
CVC European Equity Partners IV Tandem Fund, L.P.	Western Europe	970,521
CVC European Equity Partners V, L.P.	Western Europe	1,254,609
Duke Street Capital V, L.P.	Western Europe	120,807
Duke Street Capital VI, L.P.	Western Europe	716,439
Fourth Cinven Fund, L.P. c	Western Europe	1,013,314
Green Equity Investors Side V, L.P.	North America	1,980,824
H.I.G Bayside Debt & LBO Fund II, L.P.	North America	660,244
Highstar Capital III Prism, L.P.	North America	2,037,409
Investcorp Private Equity 2007 Fund, L.P. c	North America	3,195,798
Irving Place Capital Partners II, L.P.	North America	180,471
Irving Place Capital Partners III, L.P.	North America	1,161,926
KKR European Fund III, L.P. c	Western Europe	2,887,067
Madison Dearborn Capital Partners V, L.P. c	North America	5,818,509
Madison Dearborn Capital Partners VI-C, L.P. c	North America	336,318
MidOcean Partners III, L.P. c	North America	1,618,743
Montagu III, L.P.	Western Europe	365,809
Palladium Equity Partners III, L.P.	North America	591,257
Permira IV, L.P. c	Western Europe	3,191,827
Providence Equity Partners IV, L.P. c	North America	656,726
Providence Equity Partners V, L.P. c	North America	1,599,544
Providence Equity Partners VI, L.P. c	North America	889,910
Silver Lake Partners III, L.P.	North America	4,253,701
Silver Lake Sumeru Fund, L.P.	North America	329,832
Thomas H. Lee Parallel (DT) Fund VI, L.P. c	North America	2,170,883
Thomas H. Lee Parallel Fund VI, L.P.	North America	1,939,262
TPG Partners VI, L.P.	North America	247,178
Warburg Pincus Private Equity IX, L.P.	North America	1,317,693
Warburg Pincus Private Equity X, L.P.	North America	6,438,278
Total Secondary Investments (36.57%)		$85,337,819

Primary Investments* (0.40%)	Geographic Region b	Fair Value
Avista Capital Partners II, L.P.	North America	$838,976
Baring Asia Private Equity V, L.P. c	Asia - Pacific	98,049
Total Primary Investments (0.40%)		937,025

Total Private Equity Investments (Cost $135,755,919) (68.97%)		$160,928,750

Short-Term Investments (23.57%)
U.S. Government Treasury Obligations (23.57%)

U.S. Treasury Bill, 0.01%, 8/11/2011 d		$24,999,715
U.S. Treasury Bill, 0.04%, 7/7/2011 d		9,999,934
U.S. Treasury Bill, 0.04%, 7/14/2011 d		19,999,711
Total U.S. Government Treasury Obligations (23.57%)		54,999,360

Total Short-Term Investments (Cost $54,999,360) (23.57%)		$54,999,360

Total Investments (Cost $190,755,279) (92.54%)		215,928,110

Other Assets in Excess of Liabilities (7.46%)		17,401,027

Members' Equity (100.00%)		$233,329,137

*Direct private equity investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company.   Primary investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment.  Secondary investments involve acquiring single or portfolios of assets on the secondary market.

a  Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale.
b  Geographic region is based on where a Private Equity Investment is headquartered and may be different from where such Private Equity Investment invests or operates.
c   Non-income producing.
d  Each issue shows the rate of the discount at the time of purchase.

Total cost and fair value of restricted portfolio funds as of June 30, 2011 was $135,755,919 and $160,928,750, respectively.

The accompanying notes are an integral part of the Schedule of Investments.

In January 2010, the FASB issued Improving Disclosures about Fair Value Measurements, which clarifies existing disclosure and requires additional disclosures for fair value measurements.  Effective for interim and annual reporting periods beginning after December 31, 2009, entities will be required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers.  Effective for fiscal years beginning after December 31, 2010, and for interim periods within those fiscal years, entities need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross rather than net basis.

As required by Fair Value Measurements, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or of the investments were liquidated at the valuation date.  Fair Value Measurements established a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•         Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date.  The type of investment included in Level I include marketable securities that are primarily traded on a securities exchange or over-the-counter.   The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such day, the mean between the closing bid and ask prices on such day.  As required by Fair Value Measurements, the Master Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Master Fund holds a large position and a sale could reasonably impact the quoted price.

•         Level 2 – Pricing inputs are other than quoted prices in active markets (i.e. Level I pricing) and fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data.  Investments which are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities.  The fair value of legally restricted equity securities is generally may be discounted depending on the likely impact of the restrictions on liquidity and Adviser’s estimates.

•         Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment.  The inputs into the determination of fair value require significant management judgment or estimation.  Investments that are included in this category generally include equity investments that are privately owned, as well as convertible notes and warrants that are not actively traded.  The fair value for investment using Level 3 pricing inputs are based on Adviser’s estimates which consider a combination of various performance measurements including the timing of the transaction, the market in which the company operates, comparable market transactions, company performance and projections and various performance multiples as applied to EBITDA or a similar measure of earnings for the latest reporting period and forward earnings, as well as discounted cash flow analysis. When the inputs used to measure fair value may fall into different levels of the fair value hierarchy, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

Due to the inherent uncertainty of valuations, estimates values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Investments	Level 1	Level 2	Level 3	Total
Direct Investments	$-	$-	$74,653,906	$74,653,906
Primary Investments	-	-	937,025	937,025
Secondary Investments	-	-	85,337,819	85,337,819
Short-Term Investments	54,999,360	-	-	54,999,360
Total	$54,999,360	$-	$160,928,750	$215,928,110

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Direct	Primary	Secondary
	Investments	Investments	Investments	Total
Balance as of April 1, 2011	$61,284,877	$976,299	$51,986,768	$114,247,944
Realized gain (loss)	-	-	-	-
Net change in unrealized appreciation/depreciation	923,159	(183,744)	8,272,202	9,011,617
Net purchases (sales)	12,445,870	144,470	25,078,849	37,669,189
Net transfers in or out of Level 3	-	-	-	-
Balance as of June 30, 2011	$74,653,906	$937,025	$85,337,819	$160,928,750

ITEM 2. CONTROLS AND PROCEDURES.

(a)      The registrant's  principal executive and principal financial officers, or  persons  performing  similar  functions,  have  concluded  that the registrant's  disclosure  controls and  procedures  (as defined in Rule 30a-3(c)  under the  Investment  Company Act of 1940,  as amended  (the "1940 Act") (17 CFR 270.30a-3(c)))  are effective,  as of a date within 90 days of the filing date of the report that  includes the  disclosure required by this paragraph, based on their evaluation of these controls and  procedures  required by Rule  30a-3(b)  under the 1940 Act (17 CFR 270.30a-3(b))  and Rules  13a-15(b) or 15d-15(b)  under the  Securities Exchange   Act  of  1934,   as  amended   (17  CFR   240.13a-15(b) or 240.15d-15(b)).

(b)      There  were  no  changes  in the  registrant's  internal  control  over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR  270.30a-3(d))  that occurred during the  registrant's  last fiscal quarter that have  materially  affected,  or are  reasonably  likely to materially  affect,  the  registrant's  internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Partners Group Private Equity, LLC

By (Signature and Title)*

                          /s/ Scott Higbee
                          Scott Higbee, President & Chief Executive Officer
                          (Principal Executive Officer)

Date         August 29, 2011

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
                          /s/ Scott Higbee
                          Scott Higbee, President & Chief Executive Officer
                          (Principal Executive Officer)

Date         August 29, 2011

By (Signature and Title)*
                          /s/ Robert Collins
Robert Collins, Chief Financial Officer
                          (Principal Financial Officer)

Date         August 29, 2011

* Print the name and title of each signing officer under his or her signature.